SEMPRA ENERGY - SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
SEMPRA ENERGY - SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE
SEMPRA ENERGY – SHAREHOLDERS’ EQUITY AND EARNINGS PER SHARE
The following table provides EPS computations for the years ended December 31, 2016, 2015 and 2014. Basic EPS is calculated by dividing earnings attributable to common stock by the weighted-average number of common shares outstanding for the year. Diluted EPS includes the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

EARNINGS PER SHARE COMPUTATIONS AND DIVIDENDS DECLARED
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2016	2015	2014
Numerator:
Earnings/Income attributable to common shares	$1,370	$1,349	$1,161

Denominator:
Weighted-average common shares outstanding for basic EPS(1)	250,217	248,249	245,891
Dilutive effect of stock options, restricted stock awards and
restricted stock units(2)(3)	938	2,674	4,764
Weighted-average common shares outstanding for diluted EPS(2)	251,155	250,923	250,655

Earnings per share:
Basic	$5.48	$5.43	$4.72
Diluted	$5.46	$5.37	$4.63

Dividends declared per share of common stock(4)	$3.02	$2.80	$2.64

(1)
Includes average fully vested RSUs held in our Deferred Compensation Plan of 568 in 2016, 491 in 2015 and 212 in 2014. These fully vested RSUs are included in weighted-average common shares outstanding for basic EPS because there are no conditions under which the corresponding shares will not be issued.

(2)
Reflects the prospective adoption of ASU 2016-09 as of January 1, 2016. Prior to the adoption, the dilutive effect of stock options, RSAs and RSUs was reduced by excess tax benefits assumed to be used to repurchase shares on the open market.

(3)
Due to market fluctuations of both Sempra Energy stock and the comparative indices used to determine the vesting percentage of our total shareholder return performance-based RSUs, which we discuss in Note 8, dilutive RSUs may vary widely from period-to-period.

(4)	Our board of directors has the discretion to determine the payment and amount of future dividends.

The potentially dilutive impact from stock options, RSAs and RSUs is calculated under the treasury stock method. Under this method, proceeds based on the exercise price and unearned compensation are assumed to be used to repurchase shares on the open market at the average market price for the period, reducing the number of potential new shares to be issued and sometimes causing an antidilutive effect. The computation of diluted EPS excludes zero, 722 and 4,087 RSUs for the years ended December 31, 2016, 2015 and 2014, respectively, because to include them would be antidilutive for the period. However, these RSUs could potentially dilute basic EPS in the future. There were no antidilutive stock options or RSAs for the years ended December 31, 2016, 2015 and 2014.
Prior to adoption of ASU 2016-09 as of January 1, 2016, which we discuss in Note 2, excess tax benefits were also assumed to be used to repurchase shares on the open market when applying the treasury stock method. The excess tax benefits are tax deductions we would receive upon the assumed exercise of stock options and assumed vesting of RSAs and RSUs in excess of the deferred income taxes we recorded related to the compensation expense on such stock options, awards and units. Tax shortfalls occur when the assumed tax deductions are less than recorded deferred income taxes. Upon adoption of ASU 2016-09, as a result of the provision to recognize excess tax benefits and shortfalls in earnings, these benefits and shortfalls are no longer included in the calculation of diluted EPS beginning January 1, 2016.
We are authorized to issue 750 million shares of no par value common stock. The following table provides common stock activity for the years ended December 31, 2016, 2015 and 2014.

COMMON STOCK ACTIVITY

	Years ended December 31,
	2016	2015	2014
Common shares outstanding, January 1	248,298,080	246,330,884	244,461,327
Restricted stock units vesting(1)	1,363,555	1,499,062	989,027
Stock options exercised	167,742	227,815	699,783
Savings plan issuance	653,607	652,631	398,042
Common stock investment plan(2)	266,056	249,665	205,203
Shares repurchased(3)	(596,526)	(661,977)	(422,498)
Common shares outstanding, December 31	250,152,514	248,298,080	246,330,884

(1)	Includes dividend equivalents.

(2)	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.

(3)
From time to time, we purchase shares of our common stock or units from long-term incentive plan participants who elect to sell to us a sufficient number of vested RSAs or RSUs to meet minimum statutory tax withholding requirements.